Related Party Balances and Transactions - Schedule of Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 195,990	¥ 198,615
Impairment	(195,990)	(198,615)
Amounts due from related parties, Total
Amounts due to related parties	6,112	6,022
Hainan Chenxi [Member]
Related Party Transaction [Line Items]
Revenue provided by related parties		4	¥ 229
Amounts due from related parties	90,695	92,360
Zhongzheng Jinniu [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	58,005	58,005
Nanjing Lefang [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	42,290	43,100
Amounts due to related parties	4,620	4,620
Zhuhai Yuanxin [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	5,000	5,000
Lize Jiaxing [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		150
Shuimu online [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 1,492	¥ 1,402